TAXES ON INCOME (Summary of Taxes On Income By Jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic taxes: Current taxes	$ 3,166	$ 3,670	$ 2,206
Domestic taxes: Deferred taxes	(518)	(1,837)	(157)
Domestic	2,648	1,833	2,049
Foreign taxes: Current taxes	829	1,008	3,165
Foreign taxes: Deferred taxes	851	302	(2,151)
Foreign	1,680	1,310	1,014
Taxes on income	$ 4,328	$ 3,143	$ 3,063